SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Statement of Cash Flow (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2023	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (95,567)	$ (21,057)	$ (89,981)	$ (19,576)
Cash (used in) provided by operating activities:
Change in fair value of derivative warrant liabilities	(6,793)	0	10,337	0
Net cash (used in) provided by operating activities	(74,977)	(10,037)	(29,775)	3,529
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	44,883	0	0	0
Net cash (used in) provided by investing activities	(544,367)	(909)	(1,994)	(3,787)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	118,000	0	70,000	0
Payment of PIPE transaction costs	0	0	(1,068)	0
Distribution to pay withholding taxes	0	0	(1,204)	0
Net cash (used in) provided by financing activities	629,465	3,883	44,329	5,162
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	12,560	4,904
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	6,477	13,444	10,163	8,572
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,163	6,477	22,576	$ 13,444
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(95,567)		(89,981)
Cash (used in) provided by operating activities:
Equity in income of subsidiaries	102,379		78,399
Change in fair value of derivative warrant liabilities	(6,793)		10,337
Net cash (used in) provided by operating activities	19		(1,245)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from trust	6,400		0
Net cash (used in) provided by investing activities	6,400		0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	0		70,000
Payment of PIPE transaction costs	0		(1,069)
Distribution to pay withholding taxes	0		(1,204)
Transfers from subsidiaries	6,000		30,575
Transfers to subsidiaries	(300)		(66,250)
Expenses paid on behalf of subsidiaries	(8,982)		(33,603)
Net cash (used in) provided by financing activities	(3,282)		(1,551)
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,137		(2,796)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	78		3,215
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	$ 3,215	$ 78	$ 419